STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
CONDENSED STATEMENTS OF OPERATIONS
Formation and operating costs		$ 5,000	$ 900,417			$ 2,494,910
Loss from operations			(900,417)			(2,494,910)
Other income:
Total other income			2,664			14,497
Net loss		$ (5,000) [1]	$ (897,753)	$ (1,433,894)	$ (148,766)	$ (2,480,413)
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted		4,500,000
Basic and diluted net (loss) per share, shares subject to possible redemption	[2]	$ 0.00

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	Excluded an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.